Fair value measurements (information regarding recurring fair value measurements ) (Details) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investment in mutual funds	$ 2,157		$ 2,157		$ 2,283
Fair value disclosure, hedge ineffectiveness [Abstract]
Gain from derivatives	2,866	1,831	2,592	6,800
Loss from change in fair value of hedged debt	(2,792)	(1,706)	(3,115)	(6,349)
Net decrease (increase) in interest expense	74	125	(523)	451
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - funds held for customers	10,032		10,032		10,249
Marketable securities - corporate investments	1,941		1,941		2,029
Long-term investment in mutual funds	2,157		2,157		2,283
Derivative assets	5,500		5,500		5,456
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - funds held for customers	0		0		0
Marketable securities - corporate investments	0		0		0
Long-term investment in mutual funds	2,157		2,157		2,283
Derivative assets	0		0		0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - funds held for customers	10,032		10,032		10,249
Marketable securities - corporate investments	1,941		1,941		2,029
Long-term investment in mutual funds	0		0		0
Derivative assets	5,500		5,500		5,456
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - funds held for customers	0		0		0
Marketable securities - corporate investments	0		0		0
Long-term investment in mutual funds	0		0		0
Derivative assets	0		0		0
Long-term investments [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Net unrealized gain on investment in mutual funds	$ 226